Norwood Financial Corp (Parent Company Only) Financial Information (Statements of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Net realized gain (loss) on sales of securities	$ 254	$ 213
Income before Income Taxes	16,823	16,204
Income tax expense	2,608	2,553
Net income	14,215	13,651
Comprehensive Income	20,422	11,298
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiary	6,113	5,643
Expenses	637	618
Income before Income Taxes	5,476	5,025
Income tax expense	(232)	(217)
Income before equity in undistributed earnings	5,708	5,242
Equity in undistributed earnings of subsidiary	8,507	8,409
Net income	14,215	13,651
Comprehensive Income	$ 20,422	$ 11,298